UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04670

Deutsche Global/International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  5/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2015 (Unaudited)

Deutsche European Equity Fund

	Shares	Value ($)

Common Stocks 89.7%
Australia 0.0%
South32 Ltd.* (Cost $9,851)	6,020	9,937
Belgium 4.0%
Anheuser-Busch InBev NV	4,900	589,092
KBC Groep NV	6,590	442,325

(Cost $992,119)		1,031,417
Denmark 1.1%
Novo Nordisk A/S ''B" (Cost $269,287)	5,260	294,262
Finland 1.9%
Sampo Oyj "A"	4,995	235,517
Stora Enso Oyj "R"	24,950	261,889

(Cost $505,048)		497,406
France 11.6%
AXA SA	8,760	221,227
BNP Paribas SA	3,050	184,230
Essilor International SA	2,805	342,561
L'Oreal SA	1,510	285,431
Orange SA	28,680	453,985
Renault SA	2,840	295,969
Societe Generale SA	10,545	493,658
Vinci SA	7,550	449,363
Zodiac Aerospace	6,910	252,323

(Cost $2,960,340)		2,978,747
Germany 15.2%
BASF SE	2,660	247,323
Bayer AG (Registered)	2,425	345,160
Daimler AG (Registered)	5,060	476,029
Deutsche Post AG (Registered)	5,600	169,363
Deutsche Telekom AG (Registered)	35,420	610,232
Fresenius SE & Co. KGaA	5,020	320,419
GEA Group AG	4,745	231,113
HeidelbergCement AG	6,040	490,416
Merck KGaA	2,080	223,503
SAP SE	4,400	325,869
Telefonica Deutschland Holding AG	59,060	328,058
United Internet AG (Registered)	3,020	141,074

(Cost $3,924,843)		3,908,559
Ireland 0.9%
Experian PLC (a) (Cost $208,707)	12,320	234,550
Italy 6.2%
Anima Holding SpA	25,000	215,679
Enel SpA	98,150	476,065
Intesa Sanpaolo SpA	160,840	578,853
Luxottica Group SpA	4,730	317,796

(Cost $1,505,517)		1,588,393
Netherlands 8.3%
ASML Holding NV	4,520	506,432
ING Groep NV (CVA)	51,590	850,745
Royal Dutch Shell PLC "A" (a)	11,850	351,711
Royal Dutch Shell PLC "B"	13,710	413,528

(Cost $2,060,004)		2,122,416
Norway 2.4%
DNB ASA	15,630	274,304
Telenor ASA	15,250	346,150

(Cost $585,250)		620,454
Spain 6.9%
Ferrovial SA	26,020	562,351
Gamesa Corp. Tecnologica SA*	26,960	415,333
Inditex SA	16,050	533,520
NH Hotel Group SA*	48,300	275,464

(Cost $1,678,290)		1,786,668
Sweden 1.4%
Nordea Bank AB	18,850	245,630
Skandinaviska Enskilda Banken AB "A"	9,620	119,243

(Cost $356,856)		364,873
Switzerland 9.8%
Dufry AG (Registered)*	530	73,556
Nestle SA (Registered)	5,450	422,330
Novartis AG (Registered)	8,120	832,916
Roche Holding AG (Genusschein)	1,825	536,729
Straumann Holding AG (Registered)	900	239,312
UBS Group AG (Registered)*	18,820	404,895

(Cost $2,459,697)		2,509,738
United Kingdom 20.0%
BHP Billiton PLC	6,020	126,821
British Land Co. PLC (REIT)	20,390	268,246
Burberry Group PLC	13,880	358,926
Compass Group PLC	31,060	542,874
International Consolidated Airlines Group SA*	53,000	448,000
ITV PLC	100,530	418,149
Lloyds Banking Group PLC	472,250	633,253
Next PLC	1,880	215,757
Reckitt Benckiser Group PLC	6,200	559,058
Rio Tinto PLC	3,020	131,598
Unilever NV (CVA)	11,190	477,354
Vodafone Group PLC	167,760	656,897
Whitbread PLC	4,090	320,198

(Cost $5,011,393)		5,157,131

Total Common Stocks (Cost $22,527,202)		23,104,551
Preferred Stocks 2.1%
Germany
Henkel AG & Co. KGaA	1,935	231,502
Volkswagen AG	1,245	304,946

Total Preferred Stocks (Cost $546,074)		536,448
Cash Equivalents 7.2%
Central Cash Management Fund, 0.09% (b) (Cost $1,850,284)	1,850,284	1,850,284

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $24,923,560) †	99.0	25,491,283
Other Assets and Liabilities, Net	1.0	251,669

Net Assets	100.0	25,742,952

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $24,923,560.  At May 31, 2015, net unrealized appreciation for all securities based on tax cost was $567,723.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $840,436 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $272,713.

(a)	Listed on the London Stock Exchange.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

CVA: Certificaten Van Aandelen (Certificate of Stock)
REIT: Real Estate Investment Trust

At May 31, 2015, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

Euro Stoxx 50 Index	EUR	6/19/2015	30	1,173,643	(28,453)

As of May 31, 2015, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

EUR	1,822,000	GBP	1,333,325	6/26/2015	35,763	Merrill Lynch & Co., Inc.
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

EUR	21,539,000	USD	23,514,148	6/30/2015	(150,761)	UBS AG

Currency Abbreviations

EUR	Euro
GBP	British Pound
USD	United States Dollar

At May 31, 2015 the Deutsche European Equity Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks & Preferred Stock
Financials	5,402,355	23.0%
Consumer Discretionary	3,556,108	15.0%
Health Care	3,452,658	14.6%
Industrials	2,572,197	10.9%
Consumer Staples	2,548,583	10.8%
Telecommunication Services	2,395,322	10.1%
Materials	1,499,097	6.3%
Information Technology	973,375	4.1%
Energy	765,239	3.2%
Utilities	476,065	2.0%
Total	23,640,999	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$9,937	$—	$9,937
Belgium	—	1,031,417	—	1,031,417
Denmark	—	294,262	—	294,262
Finland	—	497,406	—	497,406
France	—	2,978,747	—	2,978,747
Germany	—	3,908,559	—	3,908,559
Ireland	—	234,550	—	234,550
Italy	—	1,588,393	—	1,588,393
Netherlands	—	2,122,416	—	2,122,416
Norway	—	620,454	—	620,454
Spain	—	1,786,668	—	1,786,668
Sweden	—	364,873	—	364,873
Switzerland	—	2,509,738	—	2,509,738
United Kingdom	—	5,157,131	—	5,157,131
Preferred Stocks (c)	—	536,448	—	536,448
Short-Term Investments	1,850,284	—	—	1,850,284
Derivatives (d)
Forward Foreign Currency Exchange Contracts	—	35,763	—	35,763

Total	$1,850,284	$23,676,762	$—	$25,527,046

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (d)
Futures Contracts	$(28,453)	$—	$—	$(28,453)
Forward Foreign Currency Exchange Contracts	—	(150,761)	—	(150,761)

Total	$(28,453)	$(150,761)	$—	$(179,214)

There have been no transfers between fair value measurement levels during the period ended May 31, 2015.
(c)	See Investment Portfolio for additional detailed categorizations.
(d)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of May 31, 2015 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Equity Contracts	$(28,453)	$—
Foreign Exchange Contracts	$—	$(114,998)

ITEM 2.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche European Equity Fund, a series of Deutsche Global/International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 23, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 23, 2015